CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	160,623,289	160,623,289	1,500,000
Common stock, shares outstanding	160,623,289	160,623,289	1,500,000